Summary of Significant Accounting Policies and Organization (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of Inventory
Inventory		$ 58,935
Inventory, LIFO Reserve		(58,935)
Inventory, Net, Total